Financial Instruments - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	$ 66.1	$ 38.7
Current derivative financial assets	8.7	0.0
Non-current derivative financial liabilities		1.2
Current derivative financial liabilities	14.8	2.6
Embedded Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	65.7	33.8
Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets		5.0
Current derivative financial assets	8.7
Current derivative financial liabilities	10.5	1.0
Interest rate cap [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	0.4
Foreign Exchange Collar Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities		1.2
Current derivative financial liabilities	$ 4.3	$ 1.6